NASDAQ
THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE MD 20850

Gary Sundick
Vice President
Listing Qualifications

RECD S.E.C.
OCT 0 5 2007
1086

07078915

By Facsimile and First Class Ma.

October 5, 2007

CONTNAS

1-33684

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
OCT 10 2007
THOMSON
FINANCIAL

Dear Ms. Peters:

By letter dated September 18, 2007, I advised you that the Exchange had received a Form 8-A from ZARS Pharma, Inc. for registration of its common stock and the Exchange had approved the security for listing and registration upon official notice of issuance for IPOs.

Since then, we have been advised that the company wishes to withdraw its application to list the security on the Exchange. Accordingly, we hereby withdraw our earlier certification of approval.

Sincerely,

Gary Sundick

END